UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                       811-21940

EIP Investment Trust
(Exact name of registrant as specified in charter)

c/o Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880
(Address of principal executive offices) (Zip code)

Linda Longville
c/o Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880
(Name and address of agent for service)

Registrant's telephone number, including area code:                  203-349-8232

Date of fiscal year end:   December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EIP Growth and Income Fund		September 30, 2018
Schedule of Investments (unaudited)

Shares		Value
MASTER LIMITED PARTNERSHIPS - 38.56%
	Consumer Cyclicals - 2.95%
62,130	AmeriGas Partners, LP	$2,454,756
80,100	Westlake Chemical Partners, LP	1,994,490
		4,449,246
	Energy - 35.61%
14,280	Alliance Resource Partners, LP	291,312
69,122	BP Midstream Partners, LP	1,299,494
209,800	Enbridge Energy Partners, LP	2,305,702
78,080	Energy Transfer Equity, LP	1,360,935
134,840	Energy Transfer Partners, LP	3,001,538
313,428	Enterprise Products Partners, LP	9,004,787
51,070	EQT Midstream Partners, LP	2,695,475
151,348	Holly Energy Partners, LP	4,761,408
109,220	Magellan Midstream Partners, LP	7,396,378
32,270	MPLX, LP	1,119,124
115,600	NextEra Energy Partners, LP (a)	5,606,600
81,270	Phillips 66 Partners, LP	4,156,148
96,020	Plains All American Pipeline, LP	2,401,460
63,540	Shell Midstream Partners, LP	1,358,485
2,914	Spectra Energy Partners, LP	104,059
168,155	TC PipeLines, LP	5,100,141
21,040	TransMontaigne Partners, LP	810,040
8,900	Valero Energy Partners, LP	337,132
12,510	Western Gas Equity Partners, LP	374,549
4,890	Western Gas Partners, LP	213,595
		53,698,362
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $58,690,468)	58,147,608

UNITED STATES COMMON STOCKS - 40.78%
	Energy - 17.36%
639,277	Enbridge Energy Management, LLC (b)	6,980,910
3,410	Enbridge, Inc.	110,109
39,950	EQT Corp.	1,766,989
146,300	Kinder Morgan, Inc.	2,593,899
43,462	ONEOK, Inc.	2,946,289
14,920	Targa Resources Corp.	840,145
133,900	The Williams Companies, Inc.	3,640,741
180,670	TransCanada Corp.	7,309,908
		26,188,990
	Financial - 0.50%
6,140	CorEnergy Infrastructure Trust, Inc., REIT	230,741
24,490	InfraREIT, Inc., REIT	517,964
		748,705

	Utilities - 22.92%
25,570	Alliant Energy Corp.	1,088,515
39,170	American Electric Power Co., Inc.	2,776,369
39,980	CMS Energy Corp.	1,959,020
45,530	Duke Energy Corp.	3,643,311
24,670	Eversource Energy	1,515,725
121,840	Exelon Corp.	5,319,534
40,259	National Grid PLC, Sponsored ADR	2,087,832
27,580	NextEra Energy, Inc.	4,622,408
39,050	NiSource, Inc.	973,126
48,450	PPL Corp.	1,417,647
91,690	Public Service Enterprise Group, Inc.	4,840,315
2,620	The Southern Co.	114,232
29,780	UGI Corp.	1,652,194
22,950	WEC Energy Group, Inc.	1,532,142
21,580	Xcel Energy, Inc.	1,018,792
		34,561,162
	TOTAL UNITED STATES COMMON STOCKS (Cost $63,009,475)	61,498,857

CANADIAN COMMON STOCKS - 8.59%
	Energy - 2.30%
77,420	Inter Pipeline Ltd.	1,342,630
79,610	Keyera Corp.	2,133,164
		3,475,794
	Utilities - 6.29%
37,670	Atco Ltd., Class I	1,100,950
47,250	Canadian Utilities Ltd., Class A	1,161,816
84,470	Emera, Inc.	2,626,343
98,180	Enbridge Income Fund Holdings, Inc.	2,384,475
66,080	Fortis, Inc.	2,142,554
4,460	Hydro One Ltd.	67,816
		9,483,954
	TOTAL CANADIAN COMMON STOCKS (Cost $13,631,431)	12,959,748

HONG KONG COMMON STOCKS - 1.89%
	Energy - 0.71%
155,340	Power Assets Holdings, Ltd., Sponsored ADR	1,067,186
	Industrial - 1.18%
45,500	Cheung Kong Infrastructure Holdings Ltd., ADR	1,781,325
	TOTAL HONG KONG COMMON STOCKS (Cost $3,083,136)	2,848,511

Par Value
UNITED STATES TREASURY OBLIGATIONS - 46.88%
	United States Treasury Notes - 46.88%
$52,000,000	1.750%, 12/31/2020 (c)	50,772,110
20,000,000	2.750%, 09/15/2021 (c)	19,925,781
	TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $71,114,491)	70,697,891

Shares
SHORT TERM INVESTMENTS - 4.99%
	Money Market Funds - 4.99%
7,526,115	First American Treasury Obligations, Class Z, Effective Yield, 1.88% (d)	7,526,115
	TOTAL SHORT TERM INVESTMENTS (Cost $7,526,115)	7,526,115

	Total Investments in Securities (Cost $217,055,116) - 141.69%	213,678,730
	Liabilities in Excess of Other Assets - (41.69)%	(62,874,647)
	NET ASSETS - 100.00%	$150,804,083

Percentages are stated as a percent of net assets.
(a)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for securities sold short.
(d)	Seven-day yield as of September 30, 2018.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Schedule of Securities Sold Short (unaudited)
The amount of $150,000 in cash was segregated with the custodian to cover the following security sold short at September 30, 2018:
 BNP Paribas Prime Brokerage, Inc. is the counterparty to the below security sold short.

Par Value		Value
UNITED STATES TREASURY OBLIGATIONS - (46.42)%
	United States Treasury Notes - (46.42)%
$72,000,000	2.000%, 12/31/2021	$70,003,125
	TOTAL SECURITIES SOLD SHORT (Proceeds $71,119,391)	$70,003,125

Schedule of Total Return Swaps (unaudited)
The amount of $3,795,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at September 30, 2018:
Pay/Receive Total Return on Reference Entity	Long Total Return Equity Swaps				Expiration	Notional	Unrealized Appreciation (Depreciation)(2)
		Financing Rate	Payment Frequency	Counterparty	Date	Amount(1)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	$ 4,475	$ (80)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2018	8,949	(161)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	81,436	(1,464)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	18,793	(339)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	46,535	(838)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	13,424	(242)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	35,796	(645)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	10,739	(193)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	06/19/2019	120,813	(2,177)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	9,844	(178)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	17,004	(307)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	8,950	(162)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	164,662	(2,966)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2019	2,685	(49)
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	140,260	(1,417)
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	37,909	(383)
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	108,037	(1,091)
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	28,431	(288)
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	75,816	(766)
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	23,692	(240)
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	06/19/2019	82,450	(834)
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	14,216	(144)
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	23,692	(239)
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	11,371	(115)
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	232,186	(2,344)
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	136,800	(8,852)
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	42,300	(2,736)
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	121,500	(7,860)
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	31,500	(2,039)
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	81,000	(5,240)
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	31,500	(2,038)
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	06/19/2019	98,100	(6,348)
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	16,200	(1,049)
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	26,100	(1,689)
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	11,700	(759)
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	248,400	(16,069)
Receive	Energy Transfer Equity, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	261,878	1,395
Receive	Energy Transfer Equity, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	12,297	66
Receive	Energy Transfer Equity, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	6,928	36
Receive	Energy Transfer Equity, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	122,106	650
Receive	Energy Transfer Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	333,396	2,834
Receive	Energy Transfer Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	15,655	133
Receive	Energy Transfer Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	8,820	75
Receive	Energy Transfer Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	155,453	1,322
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	9,045	(122)

Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	113,553	(1,539)
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	27,132	(368)
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	83,407	(1,131)
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	20,098	(272)
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	60,294	(818)
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	23,113	(313)
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	06/19/2019	200,980	(2,726)
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	15,074	(204)
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	26,127	(355)
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	15,073	(204)
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	266,298	(3,611)
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2019	5,024	(68)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	18,897	(477)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2018	36,340	(917)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	308,891	(7,797)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	71,227	(1,797)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	196,418	(4,958)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	53,419	(1,349)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	198,053	(4,999)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	538,195	(13,584)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	06/19/2019	513,122	(12,949)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	56,145	(1,416)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	94,666	(2,389)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	52,875	(1,334)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	931,758	(23,515)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2019	11,084	(279)
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	–	75
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2018	–	146
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	–	1,231
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	45,030	(995)
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	127,980	(2,851)
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	34,602	(773)
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	94,800	(2,112)
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	33,654	(750)
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	06/19/2019	305,256	(6,798)
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	25,596	(570)
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	43,134	(960)
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	19,908	(443)
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	426,126	(9,493)
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2019	7,584	(169)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	5,180	(72)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2018	10,360	(143)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	85,470	(1,178)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	19,684	(270)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	59,052	(812)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	15,022	(207)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	41,440	(570)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	80,290	(1,105)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	06/19/2019	66,304	(913)

Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	11,396	(156)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	18,648	(256)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	10,878	(151)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	180,264	(2,481)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2019	3,108	(43)
Receive	PPL Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	465,579	(12,104)
Receive	PPL Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	06/19/2019	94,030	(2,445)
Receive	PPL Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	16,432	(429)
Receive	PPL Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	27,387	(712)
Receive	PPL Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	14,911	(386)
Receive	PPL Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	270,523	(7,033)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	108,171	(3,954)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	28,529	(1,044)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	106,983	(3,912)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	41,605	(1,521)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	06/19/2019	172,361	(6,300)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	28,529	(1,042)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	38,038	(1,390)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	14,265	(521)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	230,608	(8,433)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	9,353	(169)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2018	17,400	(314)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	155,077	(2,799)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	35,670	(644)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	99,397	(1,794)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	26,535	(479)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	71,775	(1,294)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	23,707	(427)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	06/19/2019	1,003,762	(18,100)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	41,760	(754)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	70,470	(1,271)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	39,585	(714)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	695,347	(12,541)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2019	5,438	(99)
Receive	TC PipeLines, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	06/19/2019	240,375	(24,155)
Receive	TC PipeLines, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	7,073	(711)
Receive	TC PipeLines, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	11,788	(1,184)
Receive	TC PipeLines, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	6,399	(641)
Receive	TC PipeLines, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	116,870	(11,743)
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/19/2018	–	10
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/20/2018	–	16
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	8,820	87
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2018	16,539	166
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	142,787	1,432
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	33,629	337
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	86,554	868
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	24,808	249
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	66,156	664
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	20,398	204

Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	06/19/2019	221,624	2,223
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	18,194	182
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	30,321	304
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	17,090	170
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	298,805	3,000
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2019	5,513	29
Receive	The Williams Companies, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	1,358,336	(35,661)
Receive	The Williams Companies, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	06/19/2019	274,494	(7,181)
Receive	The Williams Companies, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/17/2019	38,406	(1,005)
Receive	The Williams Companies, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	08/19/2019	79,072	(2,068)
Receive	The Williams Companies, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/18/2019	44,054	(1,152)
Receive	The Williams Companies, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2019	778,859	(20,375)
						$16,701,063	$ (376,700)

(1) The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2) Amounts include $48,318 of net dividends and financing costs.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)	September 30, 2018

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
 • Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of September 30, 2018 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	09/30/2018	Price	Inputs	Inputs
ASSETS
United States Common Stock	$61,498,857	$61,498,857	$–	$–
Master Limited Partnerships	58,147,608	58,147,608	–	–
Canadian Common Stock	12,959,748	12,959,748	–	–
Hong Kong Common Stock	2,848,511	1,067,186	1,781,325	–
United States Treasury Obligations	70,697,891	–	70,697,891	–
Short Term Investments	7,526,115	7,526,115	–	–
Restricted Cash	3,945,000	–	–	–
Other Financial Instruments*
Equity Contracts - Swaps	17,904	–	17,904	–
Total	$217,641,634	$141,199,514	$72,497,120	$–
LIABILITIES
Other Financial Instruments*
Equity Contracts - Swaps	(394,604)	–	(394,604)	–
Interest Rate Contracts - Securities Sold Short	(70,003,125)	–	(70,003,125)	–
Total	$(70,397,729)	$–	$(70,397,729)	$–

*Other Financial Instruments are not reflected in the Schedule of Investments, such as swaps which are reflected at the unrealized appreciation (depreciation) on the instrument, while the securities sold short are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund did not have any transfers in or out of Levels 1, 2 or 3 during the nine months ended September 30, 2018. Transfers in and out of levels are recognized at market value at the end of the period.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

MLP Common Units: Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Restricted Cash: Restricted cash includes amounts required to be segregated with the Fund’s custodian or counterparties as collateral for the Fund’s derivatives as shown on the Schedule of Investments. Segregated cash collateral is recorded at its carrying amount which represents fair value.

Short Sales of Securities: The Fund is engaging in short sales of U.S. Treasury securities in order to hedge the Fund’s exposure to increases in interest rates. The Fund may also engage in short sale transactions of equity and other fixed-income securities for investment, speculative, and hedging purposes. To effect such a transaction, the Fund must borrow the security it sells short (such as a U.S. Treasury security) to make delivery of that security to the buyer. The Fund is then obligated to replace, or cover, the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the lender, to the extent necessary to meet the margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund's maximum bond price risk under a short bond arrangement is theoretically unlimited. The Fund generally will realize a gain if the price of the security declines in price between those dates.

Disclosures about Derivative Instruments and Hedging Activities: The following is a table summarizing the fair value of derivatives held at September 30, 2018 by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts - Swaps	Appreciation on swaps	$17,904	Depreciation on swaps	$394,604
Total		$17,904		$394,604

Futures Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against foreign currency exchange risk or for any other purpose permitted by applicable law. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement between two parties to buy and sell an instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities or assets. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is long is an amount equal to the notional amount of the related contracts. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is short is theoretically unlimited. However, if effectively hedged, any loss would be offset in unrealized foreign currency gains of securities denominated in the same currency. For the nine months ended September 30, 2018 the Fund did not transact in futures contracts.

Currency Hedging Transactions: The Fund may engage in certain transactions intended to hedge the Fund’s exposure to currency risks, including without limitation buying or selling options or futures, entering into forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivative transactions. Hedging transactions can be expensive and have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivatives instruments.

Foreign Currency Translations: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Swap Agreements: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. The Energy Industry is defined as enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its net asset value. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will cover its current obligations under swap agreements by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse. Gain or loss is recognized when the equity swap position is sold or when the contract resets.

The Fund’s maximum equity price risk to meet its future payments under long swap agreements outstanding as of September 30, 2018 is equal to the total notional amount as shown on the Schedule of Investments. The Fund’s maximum equity price risk to meet its future payments under short swap agreements outstanding is theoretically unlimited. For the nine months ended September 30, 2018, the average volume of long Total Return Equity Swaps was $10,070,757 based on the quarterly notional amount. For the nine months ended September 30, 2018, the Fund did not transact in short Total Return Equity Swaps. The notional amount represents the U.S. dollar value of the contracts as of the day of the opening of the transaction or latest contract reset date.

For more information on significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d- 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                             EIP Investment Trust

By (Signature and Title) /s/ James Murchie
James Murchie, Principal Executive Officer/President

Date          11/19/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James Murchie
  James Murchie, Principal Executive Officer/President

Date          11/19/18

By (Signature and Title) /s/ Linda Longville
  Linda Longville, Treasurer and Principal Financial and Accounting Officer

Date          11/19/18